Stockholders’ Equity (Deficit) (Details)								1 Months Ended		2 Months Ended	6 Months Ended			12 Months Ended
	Jun. 14, 2023 USD ($) $ / shares shares	Nov. 07, 2022	Oct. 04, 2022 $ / shares shares	Sep. 28, 2022 USD ($)	Sep. 28, 2022	Sep. 23, 2022 USD ($) shares	Jul. 05, 2022 USD ($) $ / shares shares	Sep. 28, 2022 USD ($)	Sep. 23, 2022 USD ($) shares	Oct. 23, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares		Jul. 05, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Jan. 27, 2023 $ / shares	Oct. 05, 2022 $ / shares	Dec. 31, 2019 $ / shares shares
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized											150,000,000			150,000,000		150,000,000
Common stock, par value (in Dollars per share) | $ / shares											$ 0.0001			$ 0.0001		$ 0.0001
Common stock voting rights		the Reverse Stock Split									one			one
Preferred stock, shares authorized											5,000,000			5,000,000		5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares											$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued											1			1		1
Convertible redeemable preferred stock, description														the 2022 Unit Offering including 43,478,261 Common Warrants exercisable for 2,173,913 shares of Common Stock and 2,173,913 Underwriter Warrants exercisable for 108,696 shares of Common Stock. In accordance with our policy, we assessed the warrants issued in connection with the 2022 Unit Offering and determined that there are no instances outside of the Company’s control that could require cash settlement. In addition, we determined that the warrants issued in connection with the 2022 Unit Offering do not meet the definition of a derivative as they are indexed to the Company’s Common Stock and they satisfy all of the additional qualifications to be classified within equity. Accordingly, the net proceeds of $9.2 million were recorded as: (i) an increase to Common Stock of $217 representing the issuance of 1,469,143 shares of Common Stock attributable to the Units and the issuance of 704,770 shares of Common Stock from the exercise of the Pre-funded Warrants, both at their par value of $0.0001 per share and (ii) an increase to Additional Paid-In Capital of $9.2 million
Exchangeable shares											33,438			3,294,574
Preferred Stock, conversion ratio for each common stock														20-for-one
Aggregate value of exchangeable shares (in Dollars) | $											$ 255,877			$ 180,647
Exchangable shares, issued (in Dollars) | $											1,672			1,180
Exchangeable shares, outstanding (in Dollars) | $											$ 252,224			$ 285,672
Outstanding exchanged for shares											12,611			14,284
Aggregate purchase price (in Dollars) | $								$ 20,000,000	$ 2,700,000
Sale of common stock									118,629		2,282,609		2,282,609
Exchangeable shares issued														552,148
Gross purchase price (in Dollars) | $														$ 1,100,000
Description of unit offering							(i) 29,382,861 units consisting of 1,469,143 shares of Common Stock together with Common Stock warrants (the “Common Warrants”) to purchase up to 1,469,143 shares of Common Stock (together, the “Units”) and (ii) 14,095,400 pre-funded units, consisting of 14,095,400 pre-funded warrants (“Pre-funded Warrants”) to purchase 704,770 shares of Common Stock, together with Common Warrants to purchase up to 704,770 shares of Common Stock (together, the “Pre-funded Units”). The Units were sold at a public offering price of $0.23 per unit and the Pre-funded Units were sold at a public offering price of $0.2299 per pre-funded unit.
Original conversion price (in Dollars per share) | $ / shares							$ 4.6				$ 0.37		$ 4.6				$ 0.88
Convertible into shares of common stock per share (in Dollars per share) | $ / shares																		$ 3.518
Underwriter warrants to purchase							108,696						108,696
Original conversion price (in Dollars per share) | $ / shares											$ 0.5			$ 4.6
Proceeds from net (in Dollars) | $							$ 9,200,000
Warrants outstanding											45,652,174			45,652,174
Class of warrant or right expense or revenue recognized											In connection with MTech’s initial public offering, MTech sold units consisting of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each MTech Public Warrant entitled the holder to purchase one share of MTech’s common stock. Concurrently with MTech’s initial public offering, MTech sold additional units on a private offering basis. Each of these units consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Private Warrant”).			initial public offering, MTech sold units consisting of one share of MTech’s common stock and one warrant of MTech (“MTech Public Warrant”). Each MTech Public Warrant entitled the holder to purchase one share of MTech’s common stock. Concurrently with MTech’s initial public offering, MTech sold additional units on a private offering basis. Each of these units consisted of one share of MTech’s common stock and one warrant of MTech (“MTech Private Warrant”)
Warrant, conversion ratio for each common stock														one-for-one
Common warrants shares											43,478,261			1
Issued														59,747,574
Termination fee and related expenses (in Dollars) | $	$ 200,000
Description of unit offering							(i) 29,382,861 units consisting of 1,469,143 shares of Common Stock together with Common Stock warrants (the “Common Warrants”) to purchase up to 1,469,143 shares of Common Stock (together, the “Units”) and (ii) 14,095,400 pre-funded units, consisting of 14,095,400 pre-funded warrants (“Pre-funded Warrants”) to purchase 704,770 shares of Common Stock, together with Common Warrants to purchase up to 704,770 shares of Common Stock (together, the “Pre-funded Units”). The Units were sold at a public offering price of $0.23 per unit and the Pre-funded Units were sold at a public offering price of $0.2299 per pre-funded unit.
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Number of classes of stock											1			1
Exchangeable shares														23,614
Sale of common stock														2,282,609
Original conversion price (in Dollars per share) | $ / shares											$ 0.37			$ 4.6
Common warrants shares														1					1
Common stock per share (in Dollars per share) | $ / shares																			$ 230
Excess Stock, Shares Issued														704,770
Underwriter warrants to purchase											2,173,913
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants expire, term														5 years
Warrants outstanding														20					20
Minimum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares											$ 1.2
Maximum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares											4.75
Pre Funded Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares							$ 0.002				0.002		$ 0.002
Issued														14,095,400
Common Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares											$ 0.37			$ 0.37	[1]		$ 0.88
Common warrants shares											2,173,913
Issued												[1]		43,478,261	[2]
Underwriter Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exchangeable shares											108,696
Original conversion price (in Dollars per share) | $ / shares											$ 4.6			$ 0.37	[1]
Issued												[1]		2,173,913	[2]
Effective date											Jun. 29, 2022
Underwriter Warrants [Member] | Minimum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares											$ 0.37							0.88
Underwriter warrants to purchase											108,696
Underwriter Warrants [Member] | Maximum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares											$ 0.88
A T M Program [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate purchase price (in Dollars) | $				$ 20,000,000		$ 800,000			$ 800,000					$ 25,000,000		$ 25,000,000
Sale of common stock						90,809			90,808
Sale of stock, description				(the “2022 ATM Program”) from time to time through AGP as the sales agent for which they will receive a commission of 3.0% of the gross proceeds. The 2022 ATM Program is currently limited to less than $0.4 million due to certain restrictions imposed by the registration statement underlying the offering (the “Baby Shelf Limitation”). Under the Baby Shelf Limitation, we may not offer Common Stock under the registration statement with a value of more than one-third of the aggregate market value of our Common Stock held by non-affiliates in any twelve-month period, so long as the aggregate market value of our Common Stock held by non-affiliates is less than $75.0 million.	(the “2022 ATM Program”) from time to time through AGP as the sales agent for which they will receive a commission of 3.0% of the gross proceeds. The 2022 ATM Program is currently limited to $3.5 million due to certain restrictions imposed by the registration statement underlying the offering (the “Baby Shelf Limitation”). Under the Baby Shelf Limitation, we may not offer Common Stock under the registration statement with a value of more than one-third of the aggregate market value of our Common Stock held by non-affiliates in any twelve-month period, so long as the aggregate market value of our Common Stock held by non-affiliates is less than $75.0 million.
A T M Program [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate purchase price (in Dollars) | $										$ 2,700,000
Sale of common stock										118,629
Underwriters [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares																		3.518
Private Placement [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Sale of common stock	1,000,000
Common stock per share (in Dollars per share) | $ / shares	$ 0.5
Consideration Received Per Transaction (in Dollars) | $	$ 500,000
IPO [Member] | Underwriter Warrants [Member] | Maximum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares																		$ 3.518
Special Voting Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock voting rights														one
Preferred stock, shares authorized											1			1		1
Preferred stock, par value (in Dollars per share) | $ / shares											$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued											1			1		1
Preferred stock, par value (in Dollars) | $														$ 0.0001
Preferred stock, liquidation preference (in Dollars per share) | $ / shares											$ 1			$ 1		$ 1
Special voting preferred stock, description											one
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Preferred stock, shares issued			400,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Preferred stock, shares issued			100,000
Convertible Redeemable Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Convertible redeemable preferred stock, description			(the “Series B Preferred Stock,” and together with the Series A Preferred Stock, the “Convertible Redeemable Preferred Stock”), at an offering price of $9.50 per share, representing a 5 percent original issue discount to the stated value of $10.00 per share, for gross proceeds of approximately $4.75 million in the aggregate, before the deduction of $0.4 million for fees and offering expenses of our financial advisor. We also incurred and paid approximately $0.1 million of other issue costs attributable to third-party professional and legal fees. The aggregate net proceeds (after deducting the fees and expenses of our financial advisor) together with the additional amount to provide for the 105 percent redemption premium, or $0.5 million, on the Convertible Redeemable Preferred Stock was deposited in an account with an escrow agent. The shares of the Convertible Redeemable Preferred Stock were convertible, at a conversion price of $0.25 per share (subject in certain circumstances to adjustments), into shares of our Common Stock, at the option of the holders and, in certain circumstances, by the Company.											The holders of all of the Convertible Redeemable Preferred Stock redeemed their shares for cash at 105 percent of the stated value, or $10.50 per share, of such shares on November 9, 2022. Accordingly, we directed the escrow agent to pay $5.25 million on November 10, 2022 to the holders from the escrow account established upon the date of the Convertible Redeemable Preferred Stock offering. The amounts paid over the offering price upon redemption are considered “deemed” dividends and reported as a reduction of Additional paid-in capital in the consolidated statement of changes in stockholders’ equity (deficit).
Exchangeable shares											3,294,574
Underwriter Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants expire, term														5 years
Public warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exchangeable shares																			290,690
2022 Unit Offering [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Original conversion price (in Dollars per share) | $ / shares											$ 4.6
Convertible Notes Amendment [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Proceeds deposited in restricted accounts (in Dollars) | $							$ 7,000,000						$ 7,000,000

[1]	In connection with the PIPE Investment, the exercise price of the Common Warrants and Underwriter Warrants was reduced from $0.88 per shares to $0.37 per share and are exercisable for a combined amount of 2,282,609 shares of Common Stock at $0.37 per share or a ratio of 20 warrants for one share of Common Stock.
[2]	The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $4.60 per share or a ratio of 20 warrants for one share of Common Stock.